Commitments and Contingencies - Commitments (Details) - Tradeweb Markets LLC - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Successor
Future minimum rental payments
2019	$ 11,393,000
2020	7,580,000
2021	5,317,000
2022	4,051,000
2023	3,877,000
Thereafter	11,156,000
Total	43,374,000
Rent expense	2,733,000
Successor | Letter of credit | Guaranteed by Refinitiv
Future minimum rental payments
Maximum borrowing capacity	$ 1,200,000
Predecessor
Future minimum rental payments
Rent expense		$ 9,011,000	$ 11,774,000	$ 13,253,000